Net finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Net Finance Costs

		€ million	€ million	€ million
Net finance costs	Notes	2023	2022	2021
Finance costs		(1,038)	(818)	(491)
Bank loans and overdrafts		(82)	(44)	(34)
Interest on bonds and other loans(a)		(921)	(673)	(392)
Interest on lease liabilities		(72)	(72)	(72)
Net gain/(loss) on transactions for which hedge accounting is not applied(b)		37	(29)	7
On foreign exchange derivatives		86	123	(68)
Exchange difference on underlying items		(49)	(152)	75

Finance income		442	281	147
Pensions and similar obligations	4B	110	44	(10)
		(486)	(493)	(354)
(a)Interest on bonds and other loans includes the impact of interest rate derivatives that are part of hedge accounting relationships and the related recycling of results from the hedge accounting reserve. Includes an amount of €(16) million (2022: €(20) million) relating to unwinding of discount on deferred consideration for acquisitions.
(b)For further details of derivatives for which hedge accounting is not applied, please refer to note 16C.